Income Taxes (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Argentina
Income Tax Examination [Line Items]
Corporate income tax rate	35.00%	35.00%	35.00%
Brazil
Income Tax Examination [Line Items]
Corporate income tax rate	34.00%
Paraguay
Income Tax Examination [Line Items]
Corporate income tax rate	10.00%